John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 88.5% (56.9% of Total investments)		$651,081,936
(Cost $545,038,048)
Communication services 7.2%		52,862,403
Diversified telecommunication services 7.2%
AT&T, Inc. (A)	1,301,849	23,029,709
Verizon Communications, Inc.	704,432	29,832,694
Consumer staples 1.3%		9,811,800
Tobacco 1.3%
Philip Morris International, Inc. (A)	108,000	9,811,800
Energy 12.5%		91,845,008
Oil, gas and consumable fuels 12.5%
BP PLC, ADR	845,450	29,675,295
DT Midstream, Inc.	90,000	4,832,100
Enbridge, Inc.	347,106	12,322,263
Kinder Morgan, Inc.	1,445,000	24,449,400
ONEOK, Inc. (A)	215,000	14,673,750
The Williams Companies, Inc.	170,000	5,892,200
Financials 2.8%		20,357,193
Banks 2.8%
Columbia Banking System, Inc. (A)	378,333	7,627,193
Huntington Bancshares, Inc. (A)(B)	1,000,000	12,730,000
Real estate 1.8%		13,665,805
Specialized REITs 1.8%
Crown Castle, Inc.	126,243	13,665,805
Utilities 62.9%		462,539,727
Electric utilities 33.3%
Alliant Energy Corp. (A)	360,000	17,517,600
American Electric Power Company, Inc. (A)(B)	375,000	29,302,500
Duke Energy Corp. (A)(B)	290,000	27,790,700
Entergy Corp. (A)(B)	218,000	21,747,680
Evergy, Inc. (A)	295,000	14,977,150
Eversource Energy (A)(B)	318,227	17,254,268
Exelon Corp. (A)	280,000	9,746,800
FirstEnergy Corp. (A)	510,000	18,706,800
NextEra Energy, Inc. (A)	145,373	8,523,219
OGE Energy Corp. (A)	610,000	20,276,400
Pinnacle West Capital Corp.	50,000	3,445,000
PPL Corp. (A)(B)	775,000	20,305,000
The Southern Company (A)(B)	324,925	22,588,786
Xcel Energy, Inc.	207,000	12,393,090
Gas utilities 3.2%
Spire, Inc.	235,000	13,340,950
UGI Corp.	465,000	10,295,100
Independent power and renewable electricity producers 2.3%
NextEra Energy Partners LP	125,000	3,731,250
The AES Corp. (A)	800,000	13,344,000
Multi-utilities 24.1%
Algonquin Power & Utilities Corp.	492,150	10,413,894
Ameren Corp. (A)	310,000	21,566,700
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Black Hills Corp. (A)	394,775	$20,433,554
CenterPoint Energy, Inc. (A)(B)	795,923	22,238,089
Dominion Energy, Inc. (A)	389,814	17,822,296
DTE Energy Company (A)	180,000	18,975,600
National Grid PLC, ADR (A)(B)	201,583	13,612,900
NiSource, Inc. (A)	875,000	22,723,750
Public Service Enterprise Group, Inc. (A)(B)	275,000	15,947,250

Sempra	188,924	13,519,401
Preferred securities 29.4% (18.9% of Total investments)		$215,744,535
(Cost $229,449,534)
Communication services 1.4%		9,733,050
Media 0.3%
Paramount Global, 5.750%	113,800	2,099,610
Wireless telecommunication services 1.1%
Telephone & Data Systems, Inc., 6.625% (A)	410,400	7,633,440
Financials 18.7%		137,452,271
Banks 9.6%
Bank of America Corp., 7.250%	7,000	8,524,950
Citigroup, Inc., 9.632% (3 month CME Term SOFR + 4.302%) (A)(C)	122,073	3,182,443
Fifth Third Bancorp, 6.000% (A)	400,000	9,944,000
First Citizens BancShares, Inc., 5.375% (A)	199,800	4,283,712
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	320,150	7,786,048
JPMorgan Chase & Co., 6.000% (A)	111,775	2,806,670
KeyCorp, 5.650% (A)	116,975	2,490,398
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	164,050	3,666,518
Regions Financial Corp., 4.450% (A)	332,500	6,008,275
Synovus Financial Corp., 8.920% (3 month CME Term SOFR + 3.614%) (A)(C)	188,000	4,626,680
Truist Financial Corp., 4.750% (A)	185,700	3,996,264
Wells Fargo & Company, 7.500%	11,000	13,310,000
Capital markets 2.1%
Carlyle Finance LLC, 4.625% (A)	65,274	1,304,827
Morgan Stanley, 6.375% (A)	335,000	8,405,150
Morgan Stanley, 7.125% (A)	144,887	3,678,681
State Street Corp., 5.350%	46,625	1,128,791
State Street Corp., 5.900% (5.900% to 3-15-24, then 9.008% thereafter)	25,000	629,500
Financial services 2.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	534,150	14,470,124
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	40,000	1,080,800
KKR Group Finance Company IX LLC, 4.625% (A)	4,150	82,170
Insurance 4.9%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (A)	164,125	4,134,309
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	8,460,615
Brighthouse Financial, Inc., 6.600% (A)	100,000	2,483,000
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (A)	149,425	3,801,372
Lincoln National Corp., 9.000% (A)	408,300	11,518,143
The Allstate Corp., 7.375% (A)	207,525	5,648,831
Utilities 9.3%		68,559,214
Electric utilities 6.1%
Duke Energy Corp., 5.750% (A)	200,000	5,014,000
NextEra Energy, Inc., 6.926%	337,550	12,560,236
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust II, 5.100% (A)	591,973	$12,040,731
SCE Trust VI, 5.000% (A)	308,101	6,155,858
SCE Trust VII, 7.500% (A)	361,525	9,508,108
Gas utilities 0.7%
Spire, Inc., 5.900% (A)	219,650	5,381,425
Independent power and renewable electricity producers 0.9%
The AES Corp., 6.875%	96,400	6,422,168
Multi-utilities 1.6%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (A)	200,000	4,954,000
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (A)	214,251	5,409,838
Sempra, 5.750% (A)	45,000	1,112,850

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 37.7% (24.2% of Total investments)				$277,145,978
(Cost $284,659,935)
Consumer discretionary 2.2%				16,057,053
Automobiles 2.2%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(D)	5.700	09-30-30	10,750,000	9,888,654
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (D)	6.500	09-30-28	6,600,000	6,168,399
Energy 0.3%				1,914,417
Oil, gas and consumable fuels 0.3%
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	1,850,000	1,914,417
Financials 28.0%				205,880,786
Banks 22.5%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	5,600,000	6,006,000
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (D)	5.875	03-15-28	10,025,000	9,724,250
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(D)	6.125	04-27-27	15,690,000	15,624,111
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (D)	9.625	12-15-29	6,760,000	6,962,415
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(B)(D)	7.375	08-19-25	10,000,000	10,006,080
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(D)	7.375	05-15-28	9,800,000	9,964,287
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (A)(B)(D)	7.625	11-15-28	11,955,000	12,222,213
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (D)	6.375	04-06-24	13,500,000	12,786,217
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(D)	8.594	04-06-24	13,000,000	12,332,139
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	5,000,000	4,907,500
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (D)	5.625	07-01-25	7,325,000	7,073,755
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	7,570,000	6,984,579
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (C)(D)	8.456	04-15-24	3,000,000	2,917,213
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (D)	5.000	09-15-26	5,234,000	4,681,093
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	6,000,000	5,942,242
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (D)	8.000	08-10-25	8,624,000	8,656,599
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28	5,900,000	6,294,692
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(B)(D)	6.000	05-15-27	14,000,000	$13,382,181
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (D)	7.625	09-15-28	8,624,000	9,033,881
Capital markets 2.2%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (D)	6.700	03-15-29	5,244,000	5,230,883
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(B)(D)	5.375	06-01-25	3,400,000	3,351,933
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (D)	7.500	02-10-29	7,493,000	7,870,416
Consumer finance 1.0%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (A)(B)(D)	6.125	06-23-25	7,200,000	7,077,823
Insurance 2.3%
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (A)(B)(D)	6.000	06-01-25	6,500,000	6,425,962
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (D)	5.875	03-15-28	1,000,000	989,474
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (D)(E)	7.000	05-13-25	13,975,000	9,432,848
Utilities 7.2%				53,293,722
Electric utilities 3.4%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (D)	5.000	12-15-26	3,952,000	3,755,368
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	9,500,000	9,140,275
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	12,462,592
Independent power and renewable electricity producers 2.8%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	8,210,000	8,186,574
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (D)(E)	8.875	01-15-29	11,722,000	12,073,660
Multi-utilities 1.0%
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (A)(B)(D)	4.350	01-15-27	8,500,000	7,675,253

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$80,933
(Cost $80,937)
Short-term funds 0.0%			80,933
John Hancock Collateral Trust (F)	5.3658(G)	8,092	80,933

Total investments (Cost $1,059,228,454) 155.6%	$1,144,053,382
Other assets and liabilities, net (55.6%)	(408,617,546)
Total net assets 100.0%	$735,435,836

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-24 was $625,060,760. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $199,320,786.
(B)	All or a portion of this security is on loan as of 1-31-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of total investments on 1-31-24:
United States	89.6%
United Kingdom	5.7%
Canada	2.4%
France	1.4%
Other countries	0.9%
TOTAL	100.0%
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,341,292	$2,341,292
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,611,739	1,611,739
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	96,161	96,161
								—	$4,049,192	$4,049,192

(a)	At 1-31-24, the overnight SOFR was 5.320%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor.  Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$651,081,936	$651,081,936	—	—
Preferred securities	215,744,535	215,744,535	—	—
Corporate bonds	277,145,978	—	$277,145,978	—
Short-term investments	80,933	80,933	—	—
Total investments in securities	$1,144,053,382	$866,907,404	$277,145,978	—
Derivatives:
Assets
Swap contracts	$4,049,192	—	$4,049,192	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,092	$1,073,058	$55,914,097	$(56,908,148)	$1,876	$50	$99,163	—	$80,933
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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